Summary of Significant Accounting Policies (Details)		6 Months Ended		12 Months Ended
	Dec. 16, 2022 USD ($)	Apr. 30, 2024 USD ($) shares	Apr. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Apr. 30, 2024 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Earnout shares (in Shares) | shares		35,000,000
Earnout revenue (in Dollars)
Earnout liability (in Dollars)
Accounts receivable (in Dollars)		$ 4,033,994	$ 659,787	$ 983,784
Advance from customers (in Dollars)		3,379,862		3,463,413
Subsidies amounted (in Dollars)		$ 459	16,793
Amount of tax benefit		50.00%
Cash and cash equivalents (in Dollars)		$ 3,366,808	$ 9,604,658	2,219,973
Deposit insurance		73,009			$ 100,000
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)		$ 3,366,025		$ 2,219,973
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage			18.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		30.00%		23.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		10.00%		17.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage				10.00%
Supplier Concentration Risk [Member] | Purchases [Member] | One Related Party Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		22.00%	27.00%
Supplier Concentration Risk [Member] | Purchases [Member] | One Third-Party Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage		99.00%	10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Related Party Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage				50.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Related Party Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage				46.00%